Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of changes in equity [abstract]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.28	$ 1.26